Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
General and administrative expenses	$ 34,700	$ 49,100	$ 50,400
Rig operating and maintenance expenses	180,500	270,400	307,900
Operating expenses	334,800	514,500	491,300
Rune Magnus Lundetr
Related Party Transaction [Line Items]
Charges for arrangements			30
Outstanding amount	0	0
Affiliated Entity
Related Party Transaction [Line Items]
Operating expenses	900	7,900	15,600
Affiliated Entity | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	900	1,000	1,000
Affiliated Entity | Schlumberger Limited
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	$ 0	$ 6,900	$ 14,600
Affiliated Entity | Schlumberger Limited | Borr Drilling Limited
Related Party Transaction [Line Items]
Ownership percentage, non-controlling	5.50%